Federal Tax Liability, Penalties and Interest (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Federal Tax Liability, Penalties and Interest
Accrued payroll tax liability	$ 6,150	$ 5,420	$ 4,630